Basic and Diluted Net income / (loss) Per Share (Schedule of Basic and Diluted Net income / (loss) Per Share) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss from continuing operations	$ (44,216)	$ (30,806)	$ (18,567)
Net loss from discontinued operations	6,407	6,623	4,101
Net loss	(37,809)	(24,183)	(14,466)
Less: Net income/(loss) attributable to the non-controlling interest	13	(72)	(1,299)
Net loss attributable to Xunlei Limited	(37,822)	(24,111)	(13,167)
Net loss attributable to Xunlei Limited’s common shareholders	(37,822)	(24,111)	(13,167)
Numerator of basic net loss per share from continuing operations	(44,229)	(30,734)	(17,268)
Numerator of basic net income per share from discontinued operations	6,407	6,623	4,101
Numerator for diluted loss per share from continuing operations	(44,229)	(30,734)	(17,268)
Numerator for diluted loss per share from discontinued operations	$ 6,407	$ 6,623	$ 4,101
Denominator:
Denominator for basic net loss per share-weighted average shares outstanding	331,731,963	334,155,668	335,987,595
Denominator for diluted net loss per share	331,731,963	334,155,668	335,987,595
Basic net loss per share from continuing operations	$ (0.1333)	$ (0.0919)	$ (0.0514)
Basic net loss per share from discontinued operations	0.0193	0.0198	0.0122
Diluted net loss per share from continuing operations	(0.1333)	(0.0919)	(0.0514)
Diluted net loss per share from discontinued operations	$ 0.0193	$ 0.0198	$ 0.0122